Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Net profit (loss) used for the earnings per share calculation [text block]

	For the year ended December 31
in 000€	2020	2019*	2018
Net profit (loss) attributable to ordinary equity holders of the parent for basic earnings	(7,124)	1,586	3,027
Interest on convertible bonds	−	50	50
Net profit (loss) attributable to ordinary equity holders of the parent adjusted for the effect of dilution	(7,124)	1,636	3,077

 * The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.

Share data used for the earnings per share calculation [text block]

	For the year ended December 31
in 000	2020	2019	2018
Weighted average number of ordinary shares for basic earnings per share	53,364	52,915	49,806
Effect of dilution:
Share options	−	563	382
Convertible loan	−	509	509
Weighted average number of ordinary shares adjusted for effect of dilution	53,364	53,987	50,697

Earnings per share [text block]
	For the year ended December 31
	2020	2019	2018
Earnings per share attributable to the owners of the parent
Basic	(0.13)	0.03	0.06
Diluted	(0.13)	0.03	0.06